Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 476,380	$ 381,378
Short-term investments	11,675	36,100
Accounts receivable (note 4)	68,217	9,573
Prepaid expenses	22,671	20,902
Gross investment in lease (note 5)	21,170	15,977
Total current assets	600,113	463,930
Vessels (note 6)	4,992,271	4,863,273
Deferred charges (note 7)	53,971	43,816
Gross investment in lease (note 5)	58,953	79,821
Goodwill	75,321	75,321
Other assets (note 8)	106,944	83,661
Fair value of financial instruments (note 18(b))	60,188	41,031
Total assets	5,947,761	5,650,853
Current liabilities:
Accounts payable and accrued liabilities (note 15(a))	65,634	49,997
Current portion of deferred revenue (note 9)	27,683	25,111
Current portion of long-term debt (note 10)	388,159	66,656
Current portion of other long-term liabilities (note 11)	38,930	38,542
Total current liabilities	520,406	180,306
Deferred revenue (note 9)	4,143	7,903
Long-term debt (note 10)	2,853,459	3,024,288
Other long-term liabilities (note 11)	572,673	613,049
Fair value of financial instruments (note 18(b))	425,375	606,740
Share capital (note 12):
Common and Preferred Shares	882	804
Treasury shares	(379)	(312)
Additional paid in capital	2,023,622	1,859,068
Deficit	(411,792)	(594,153)
Accumulated other comprehensive loss	(40,628)	(46,840)
Total Shareholders' equity	1,571,705	1,218,567
Total liabilities and shareholders' equity	5,947,761	5,650,853
Commitments and contingent obligations (note 16)
Subsequent events (note 19)